Related party balances and transactions (Details 2) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Total		$ 789	¥ 5,146	¥ 29,050
Hangzhou Ruituo Technology Co. Ltd. [Member]
Related Party Transaction [Line Items]
Total		74	483	23,743
Key Management And Their Immediate Family Members [Member]
Related Party Transaction [Line Items]
Total	[1]	474	3,092	3,831
Mr Hong Yao [Member]
Related Party Transaction [Line Items]
Total	[1]	107	700	328
Other Related Service Center Operation Partners [Member]
Related Party Transaction [Line Items]
Total		0	0	74
Beijing Lezhihui Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Total		0	0	275
Others Related Party [Member]
Related Party Transaction [Line Items]
Total		$ 134	¥ 871	¥ 799

[1]	The balance mainly represents investment balance due to related parties who are also investors on the platform.